CapForce IBD® 50 ETF
Schedule of Investments
July 31, 2026 (Unaudited)

COMMON STOCKS - 96.5%	Shares	Value
Aerospace/Defense - 1.0%
Howmet Aerospace, Inc.	2,920	$ 824,199

Banks - 7.1%
Carter Bankshares, Inc.	80,783	2,793,476
Eastern Bankshares, Inc.	17,285	396,863
State Street Corp.	9,050	1,666,648
UMB Financial Corp.	5,371	782,716
		5,639,703

Beverages - 1.0%
Monster Beverage Corp. (a)	8,193	789,641

Biotechnology - 19.1%
Arcutis Biotherapeutics, Inc. (a)	57,181	1,535,882
Exelixis, Inc. (a)	43,188	2,290,259
Halozyme Therapeutics, Inc. (a)	9,564	789,412
Kiniksa Pharmaceuticals International PLC (a)	34,452	2,561,162
Krystal Biotech, Inc. (a)	7,673	2,617,414
Liquidia Corp. (a)	32,111	2,700,856
TG Therapeutics, Inc. (a)	52,128	2,712,220
		15,207,205

Commercial Services - 7.4%
Corpay, Inc. (a)	1,014	387,459
Flywire Corp. (a)	24,050	385,040
Paymentus Holdings, Inc. - Class A (a)	43,406	1,480,145
Remitly Global, Inc. (a)	34,200	778,734
Sezzle, Inc. (a)	18,257	2,825,271
		5,856,649

Computers - 1.5%
Apple, Inc.	1,177	363,587
NetApp, Inc.	4,598	820,743
		1,184,330

Diversified Financial Services - 12.2%
Affiliated Managers Group, Inc.	2,212	811,207
Dave, Inc. (a)	7,356	2,741,508
Enova International, Inc. (a)	11,393	2,895,417
Victory Capital Holdings, Inc. - Class A	16,346	1,618,744
Virtu Financial, Inc. - Class A	27,500	1,615,075
		9,681,951

Electronics - 0.5%
Garmin Ltd.	1,351	396,897

Entertainment - 2.6%
Rush Street Interactive, Inc. (a)	77,659	2,089,804

Healthcare-Products - 11.3%

Adaptive Biotechnologies Corp. (a)	70,614	1,593,758
Billiontoone, Inc. (a)	6,011	833,124
Establishment Labs Holdings, Inc. (a)	25,994	2,405,485
Glaukos Corp. (a)	14,783	2,464,622
Natera, Inc. (a)	6,276	1,680,462
		8,977,451

Healthcare-Services - 3.6%
Oscar Health, Inc. - Class A (a)	91,194	2,847,077

Home Furnishings - 3.1%
SharkNinja, Inc. (a)	15,008	2,427,844

Insurance - 2.8%
Skyward Specialty Insurance Group, Inc. (a)	25,481	1,527,586
Slide Insurance Holdings, Inc. (a)	35,977	718,461
		2,246,047

Internet - 3.4%
Expedia Group, Inc.	7,855	2,315,182
Grindr, Inc. (a)	23,141	401,265
		2,716,447

Oil & Gas Services - 0.5%
TechnipFMC PLC	5,551	397,785

Pharmaceuticals - 9.1%
Eli Lilly & Co.	1,974	2,267,810
Indivior Pharmaceuticals, Inc. (a)	69,522	2,781,575
Neurocrine Biosciences, Inc. (a)	13,218	2,204,763
		7,254,148

Retail - 0.5%
Ross Stores, Inc.	1,581	396,942

Software - 6.2%
Cloudflare, Inc. - Class A (a)	5,892	1,643,750
Datadog, Inc. - Class A (a)	9,045	2,423,789
Snowflake, Inc. - Class A (a)	2,816	825,876
		4,893,415

Transportation - 3.1%
Okeanis Eco Tankers Corp.	40,973	2,471,901

Trucking & Leasing - 0.5%
Willis Lease Finance Corp.	5,754	410,433
TOTAL COMMON STOCKS (Cost $74,684,656)		76,709,869

REAL ESTATE INVESTMENT TRUSTS - 2.4%	Shares	Value
Commercial Services - 0.5%
GEO Group, Inc. (a)	13,297	410,744

REITS - 1.9%
Welltower, Inc.	6,608	1,549,180
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,989,600)		1,959,924

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.2%	Shares		Value
First American Treasury Obligations Fund - Class X, 3.60% (b)	127,912		127,912
TOTAL MONEY MARKET FUNDS (Cost $127,912)			127,912

TOTAL INVESTMENTS - 99.1% (Cost $76,802,168)			78,797,705
Other Assets in Excess of Liabilities - 0.9%		0.00906	720,105
TOTAL NET ASSETS - 100.0%			$ 79,517,810

Percentages are stated as a percent of net assets.

REIT - Real Estate Investment Trust
PLC - Public Limited Company

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of July 31, 2026.

Placeholder: Returns an entire table created with the Holdings Mapper - Options - Written (Model Office - SOI)

Summary of Fair Value Disclosure as of July 31, 2026 (Unaudited)

FASB established a framework for measuring fair value in accordance with U.S. GAAP. Under ASC Topic 820, “Fair Value Measurement” (“ASC 820”), various inputs are used in determining the value of the Funds’ investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:
Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgement. Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The following table summarizes valuation of the Funds’ investments under the fair value hierarchy as of July 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$ 76,709,869	$ –	$ –	$ 76,709,869
Real Estate Investment Trusts	1,959,924	–	–	1,959,924
Money Market Funds	127,912	–	–	127,912
Total Investments	$ 78,797,705	$ –	$ –	$ 78,797,705